Financial Instruments (Tables)	6 Months Ended
Apr. 30, 2025
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	April 30, 2025			January 31 2025	October 31 2024
($ millions)	IRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$445,575	$68,510	$514,085	$533,763	$535,326
Undrawn commitments	87,330	5,173	92,503	94,488	99,011
Other exposures (4)	136,379	21,532	157,911	154,334	131,677
Total non-retail	$669,284	$95,215	$764,499	$782,585	$766,014
Retail (5)
Drawn	$308,807	$119,321	$428,128	$424,039	$417,760
Undrawn commitments	114,143	9,889	124,032	121,641	121,609
Other exposures	–	66	66	64	62
Total retail	$422,950	$129,276	$552,226	$545,744	$539,431
Total	$1,092,234	$224,491	$1,316,725	$1,328,329	$1,305,445
(1)	After credit risk mitigation and excludes equity securities, centralized counterparties and other assets.
(2)	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.

Summary of VaR by Risk Factor
Value at Risk (VaR) is a key measure of market risk in the Bank’s trading activities. The table below shows the Bank’s VaR by risk
factor:

	For the three months ended			As at
	April 30, 2025			April 30	January 31	April 30
($ millions)	Average	High	Low	2025	2025	2024
Credit spread plus interest rate	$14.2	$17.8	$9.8	$14.3	$14.3	$17.9
Credit spread (1)	12.4	18.7	7.6	12.0	8.6	12.3
Interest rate	12.8	22.0	6.0	8.6	17.2	23.0
Equities	6.1	9.9	4.2	8.2	4.5	4.9
Foreign exchange	2.0	4.8	0.7	1.4	1.3	2.5
Commodities	2.8	3.8	2.2	2.5	3.1	1.7
Debt specific (1)	n/a	n/a	n/a	n/a	n/a	2.8
Diversification effect	(11.0)	n/a	n/a	(14.3)	(9.3)	(11.0)
Total VaR	$14.1	$18.3	$10.6	$12.1	$13.9	$18.8
(1)	Effective November 1, 2024, credit spread VaR also captures issuer-specific credit spread volatility which was previously included in debt specific VaR.

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1) Gains/(Losses)			Cumulative change in fair value (2) Gains/(Losses)
	As at			For the three months ended				As at
($ millions)	April 30 2025	January 31 2025	April 30 2024	April 30 2025	January 31 2025	April 30 2024	April 30 2025	January 31 2025	April 30 2024
Liabilities
Senior note liabilities (3)	$39,127	$39,594	$32,987	$1,611	$486	$1,058	$6,237	$4,626	$5,459
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instrument’s date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at April 30, 2025	$45,364	$39,127	$6,237	$512	$(665)
As at January 31, 2025	$44,220	$39,594	$4,626	$(264)	$(1,177)
As at April 30, 2024	$38,446	$32,987	$5,459	$(474)	$(994)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	April 30, 2025		January 31, 2025		October 31, 2024
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$63,577	$63,577	$70,198	$70,198	$63,860	$63,860
Trading assets	128,987	128,987	136,708	136,708	129,727	129,727
Securities purchased under resale agreements and securities borrowed	192,632	192,632	195,258	195,258	200,543	200,543
Derivative financial instruments	47,937	47,937	48,035	48,035	44,379	44,379
Investment securities – FVOCI and FVTPL	127,837	127,837	124,525	124,525	123,420	123,420
Investment securities – amortized cost	25,744	26,454	27,653	28,494	28,422	29,412
Loans	753,808	756,372	764,977	766,305	757,825	760,829
Customers’ liability under acceptances	189	189	207	207	148	148
Other financial assets	28,441	28,441	27,460	27,460	22,467	22,467
Liabilities:
Deposits	945,024	945,843	964,081	966,049	941,290	943,849
Financial instruments designated at fair value through profit or loss	39,127	39,127	39,594	39,594	36,341	36,341
Acceptances	190	190	210	210	149	149
Obligations related to securities sold short	36,543	36,543	34,855	34,855	35,042	35,042
Derivative financial instruments	61,933	61,933	59,847	59,847	51,260	51,260
Obligations related to securities sold under repurchase agreements and securities lent	177,987	177,987	182,259	182,259	190,449	190,449
Subordinated debentures	7,832	7,891	8,022	8,042	7,814	7,833
Other financial liabilities	49,414	49,560	52,102	52,537	53,342	53,387

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following
table
outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	April 30, 2025				January 31, 2025
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$5,971	$–	$5,971	$–	$3,687	$–	$3,687
Trading assets
Loans	–	7,840	1	7,841	–	8,048	–	8,048
Canadian federal government and government guaranteed debt	13,415	2,518	–	15,933	11,241	2,767	–	14,008
Canadian provincial and municipal debt	7,416	2,889	–	10,305	7,029	3,270	–	10,299
U.S. treasury and other U.S. agencies’ debt	9,155	–	–	9,155	10,826	–	–	10,826
Other foreign governments’ debt	1,436	9,842	–	11,278	131	10,496	–	10,627
Corporate and other debt	3,156	7,387	–	10,543	4,152	7,934	–	12,086
Equity securities	60,775	305	8	61,088	68,088	75	10	68,173
Other	–	2,844	–	2,844	–	2,641	–	2,641
	$95,353	$33,625	$9	$128,987	$101,467	$35,231	$10	$136,708
Investment securities (2)
Canadian federal government and government guaranteed debt	$14,649	$7,501	$–	$22,150	$13,774	$7,456	$–	$21,230
Canadian provincial and municipal debt	15,736	6,278	–	22,014	10,989	8,239	–	19,228
U.S. treasury and other U.S. agencies’ debt	42,374	7,147	–	49,521	41,079	7,222	–	48,301
Other foreign governments’ debt	3,861	24,494	–	28,355	1,310	28,408	–	29,718
Corporate and other debt	194	3,243	35	3,472	135	3,513	34	3,682
Equity securities	95	277	1,953	2,325	79	309	1,978	2,366
	$76,909	$48,940	$1,988	$127,837	$67,366	$55,147	$2,012	$124,525
Derivative financial instruments
Interest rate contracts	$–	$10,988	$2	$10,990	$–	$12,212	$–	$12,212
Foreign exchange and gold contracts	–	29,169	1	29,170	–	29,262	–	29,262
Equity contracts	232	4,102	45	4,379	118	4,101	58	4,277
Credit contracts	–	357	1	358	–	174	1	175
Commodity contracts	–	3,033	7	3,040	–	2,103	6	2,109
	$232	$47,649	$56	$47,937	$118	$47,852	$65	$48,035
Liabilities:
Deposits (3)	$–	$191	$–	$191	$–	$178	$–	$178
Financial liabilities designated at fair value through profit or loss	–	39,127	–	39,127	–	39,594	–	39,594
Obligations related to securities sold short	30,477	6,066	–	36,543	29,021	5,834	–	34,855

Derivative financial instruments
Interest rate contracts	–	17,861	13	17,874	–	18,887	23	18,910
Foreign exchange and gold contracts	–	32,294	–	32,294	–	31,870	–	31,870
Equity contracts	506	7,378	38	7,922	230	5,400	12	5,642
Credit contracts	–	22	–	22	–	28	1	29
Commodity contracts	–	3,808	13	3,821	–	3,387	9	3,396
	$506	$61,363	$64	$61,933	$230	$59,572	$45	$59,847
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $26,454 (January 31, 2025 – $28,494).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

	As at October 31, 2024
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$2,540	$–	$2,540
Trading assets
Loans	–	7,649	–	7,649
Canadian federal government and government guaranteed debt	11,229	3,742	–	14,971
Canadian provincial and municipal debt	6,228	2,185	–	8,413
U.S. treasury and other U.S. agencies’ debt	15,050	–	–	15,050
Other foreign governments’ debt	422	9,932	–	10,354
Corporate and other debt	4,940	6,990	4	11,934
Equity securities	59,081	88	21	59,190
Other	–	2,166	–	2,166
	$96,950	$32,752	$25	$129,727
Investment securities (2)
Canadian federal government and government guaranteed debt	$12,739	$8,801	$–	$21,540
Canadian provincial and municipal debt	12,823	4,702	–	17,525
U.S. treasury and other U.S. agencies’ debt	39,999	6,377	–	46,376
Other foreign governments’ debt	3,940	25,346	–	29,286
Corporate and other debt	133	3,359	35	3,527
Equity securities	2,983	317	1,866	5,166
	$72,617	$48,902	$1,901	$123,420
Derivative financial instruments
Interest rate contracts	$–	$11,584	$–	$11,584
Foreign exchange and gold contracts	–	26,004	–	26,004
Equity contracts	150	4,313	44	4,507
Credit contracts	–	180	2	182
Commodity contracts	–	2,095	7	2,102
	$150	$44,176	$53	$44,379
Liabilities:
Deposits (3)	$–	$193	$–	$193
Financial liabilities designated at fair value through profit or loss	–	36,341	–	36,341
Obligations related to securities sold short	30,721	4,319	2	35,042

Derivative financial instruments
Interest rate contracts	–	17,895	13	17,908
Foreign exchange and gold contracts	–	25,900	–	25,900
Equity contracts	139	4,687	19	4,845
Credit contracts	–	46	1	47
Commodity contracts	–	2,550	10	2,560
	$139	$51,078	$43	$51,260
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $29,412.
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

Summary of Changes in Level 3 Instruments Carried at Fair Value

	As at April 30, 2025
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Loans	$–	$–	$–	$1	$–	$–	$1	$–
Equity securities	10	–	–	2	(2)	(2)	8	–
	10	–	–	3	(2)	(2)	9	–
Investment securities
Corporate and other debt	34	–	1	–	–	–	35	–
Equity securities	1,978	13	53	29	(111)	(9)	1,953	11
	2,012	13	54	29	(111)	(9)	1,988	11
Derivative financial instruments – assets
Interest rate contracts	–	–	–	2	–	–	2	–
Foreign exchange and gold contracts	–	–	–	1	–	–	1	–
Equity contracts	58	(12)	–	7	–	(8)	45	(12	) (3)
Credit contracts	1	–	–	–	–	–	1	–
Commodity contracts	6	1	–	–	–	–	7	1

Derivative financial instruments – liabilities
Interest rate contracts	(23)	3	–	(1)	8	–	(13)	3	(4)
Equity contracts	(12)	(4)	–	(9)	–	(13)	(38)	(4	) (3)
Credit contracts	(1)	1	–	–	–	–	–	1
Commodity contracts	(9)	(4)	–	–	–	–	(13)	(4)
	20	(15)	–	–	8	(21)	(8)	(15)
Total	$2,042	$(2)	$54	$32	$(105)	$(32)	$1,989	$(4)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(4)
Certain unrealized gains and losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2025 and October 31, 2024.

	As at January 31, 2025
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$25	$1	$–	$1	$(13)	$(4)	$10
Investment securities	1,901	51	5	71	(8)	(8)	2,012
Derivative financial instruments	10	3	–	4	–	3	20
Obligations related to securities sold short	(2)	–	–	–	–	2	–
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2024
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$48	$–	$–	$3	$(6)	$(20)	$25
Investment securities	1,822	13	1	72	(40)	33	1,901
Derivative financial instruments	35	1	–	(2)	(8)	(16)	10
Obligations related to securities sold short	–	–	–	–	–	(2)	(2)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.